Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0000225 per share
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	262.22
Maximum Aggregate Offering Price	$ 2,097,760,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 289,700.66
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminable number of additional Class A ordinary shares, par value $0.0000225 per share (the “Shares”) that may become issuable under the Amended and Restated Accenture plc 2010 Share Incentive Plan (the “Amended SIP”) to prevent dilution in the event of stock splits, stock dividends and other anti-dilution provisions.The “Proposed Maximum Offering Price Per Unit” and “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act based on the average of the high and low sales prices of the Shares, as quoted on the New York Stock Exchange on January 30, 2026. The “Amount Registered” represents (i) 7,000,000 Shares being registered for issuance pursuant to the Amended SIP and (ii) 1,000,000 Shares that may become available for issuance under the Amended SIP as a result of outstanding awards that are terminated, expire or are otherwise cancelled.